INVESTMENT IN ASSOCIATES AND JOINT VENTURES INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Segment Information (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Investments accounted for using equity method	$ 4,623	$ 4,591	$ 5,572
Utilities
Disclosure of operating segments [line items]
Investments accounted for using equity method	111	92
Transport
Disclosure of operating segments [line items]
Investments accounted for using equity method	2,382	2,497
Energy
Disclosure of operating segments [line items]
Investments accounted for using equity method	1,178	1,183
Data Infrastructure
Disclosure of operating segments [line items]
Investments accounted for using equity method	923	710
Corporate
Disclosure of operating segments [line items]
Investments accounted for using equity method	$ 29	$ 109